Sep. 30, 2024
Virtus Newfleet Low Duration Core Plus Bond Fund

For purposes of this policy, indirect exposure to fixed income debt obligations through investment in mutual funds and exchange-traded funds (ETFs) that invest in such assets will be considered to be investments by the fund in fixed income debt obligations. Mutual funds and ETFs in which the fund invests may include affiliated funds that are also managed by the fund’s subadviser.

Virtus Newfleet Core Plus Bond Fund, Virtus Newfleet Low Duration Core Plus Bond Fund, Virtus

Newfleet Multi-Sector Intermediate Bond Fund and Virtus Newfleet Multi-Sector Short Term Bond Fund (each a “Fund” and together the “Funds”), each a series of Virtus Opportunities Trust

Supplement dated December 12, 2025 to the Summary Prospectuses and the Virtus Opportunities Trust

Statutory Prospectus applicable to each Fund, each dated January 28, 2025, as supplemented